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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.8%
ADVERTISING—0.4%
Focus Media Holding Ltd.#	54,491	$1,460,904

AEROSPACE & DEFENSE—3.3%
Boeing Co., /The	21,900	1,880,115
General Dynamics Corp.	28,700	2,023,637
Honeywell International, Inc.	101,400	7,640,490
Precision Castparts Corp.	7,600	1,441,112
		12,985,354
AIR FREIGHT & LOGISTICS—1.2%
FedEx Corp.	22,100	2,170,220
United Parcel Service, Inc., Cl. B	28,500	2,448,150
		4,618,370
AIRLINES—0.5%
Copa Holdings SA	5,100	610,011
Delta Air Lines, Inc. *	86,000	1,419,860
		2,029,871
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fossil, Inc. *	15,000	1,449,000
Michael Kors Holdings Ltd. *	46,100	2,618,019
PVH Corp.	23,600	2,520,716
		6,587,735
APPAREL RETAIL—0.2%
VF Corp.	4,200	704,550

APPLICATION SOFTWARE—2.8%
Cadence Design Systems, Inc. *	298,200	4,153,926
Citrix Systems, Inc. *	37,600	2,713,216
Salesforce.com, Inc. *	22,200	3,970,026
		10,837,168
AUTO PARTS & EQUIPMENT—1.9%
Delphi Automotive PLC	86,100	3,822,840
TRW Automotive Holdings Corp. *	14,000	770,000
WABCO Holdings, Inc. *	38,938	2,748,633
		7,341,473
BIOTECHNOLOGY—2.2%
Amgen, Inc.	21,300	2,183,463
Gilead Sciences, Inc. *	93,100	4,555,383
Vertex Pharmaceuticals, Inc. *	34,003	1,869,485
		8,608,331
BROADCASTING—1.5%
CBS Corp., Cl. B	128,000	5,976,320

CABLE & SATELLITE—1.8%
Comcast Corporation, Cl. A	117,500	4,936,175
DISH Network Corp.	54,500	2,065,550
		7,001,725
CASINOS & GAMING—1.1%
Las Vegas Sands Corp.	78,100	4,400,935

COMMODITY CHEMICALS—0.1%
LyondellBasell Industries NV, Cl. A	6,300	398,727

COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems, Inc.	37,400	782,034
F5 Networks, Inc. *	29,600	2,636,768
QUALCOMM, Inc.	77,300	5,175,235
		8,594,037
COMPUTER HARDWARE—4.8%
Apple, Inc.	42,400	18,767,512

COMPUTER STORAGE & PERIPHERALS—0.8%
SanDisk Corp.*	60,100	3,305,500

CONSTRUCTION & ENGINEERING—2.1%
Chicago Bridge & Iron Co., NV #	77,300	4,800,330

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—(CONT.)
Quanta Services, Inc. *	120,700	$3,449,606
		8,249,936
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	28,722	2,497,952
Joy Global, Inc.	10,200	607,104
Terex Corp. *	67,800	2,333,676
		5,438,732
CONSUMER FINANCE—1.6%
American Express Co.	38,700	2,610,702
Capital One Financial Corp.	70,100	3,851,995
		6,462,697
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc., Cl. A	6,800	3,679,684

DISTILLERS & VINTNERS—0.7%
Beam, Inc.	40,500	2,573,370

DIVERSIFIED BANKS—0.1%
Wells Fargo & Co.	12,500	462,375

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	23,900	1,669,893
PPG Industries, Inc.	5,000	669,700
		2,339,593
DRUG RETAIL—2.1%
CVS Caremark Corp.	152,400	8,380,476

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp., PLC	53,520	3,278,100

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	10,100	1,066,863
Mosaic Co., /The	44,400	2,646,684
		3,713,547
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	21,600	1,274,616

GENERAL MERCHANDISE STORES—0.5%
Dollar General Corp.*	40,600	2,053,548

HEALTH CARE EQUIPMENT—1.5%
Covidien PLC	66,300	4,497,792
Insulet Corp. *	51,400	1,329,204
		5,826,996
HEALTH CARE FACILITIES—1.7%
HCA Holdings, Inc.	133,500	5,424,105
Universal Health Services, Inc., Cl. B	19,900	1,271,013
		6,695,118
HEALTH CARE SERVICES—1.7%
Express Scripts, Inc.*	116,300	6,704,695

HOME IMPROVEMENT RETAIL—1.6%
Home Depot, Inc., /The	28,200	1,967,796
Lowe’s Companies, Inc.	111,100	4,212,912
		6,180,708
HOTELS RESORTS & CRUISE LINES—0.6%
Wyndham Worldwide Corporation	34,200	2,205,216

HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	54,300	4,184,358

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	60,300	2,263,059

HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.	23,800	2,525,418

INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Verizon Communications, Inc.	82,600	4,059,790

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—2.3%
Amazon.com, Inc.*	33,670	$8,972,718

INTERNET SOFTWARE & SERVICES—9.1%
eBay, Inc. *	188,800	10,236,736
Equinix, Inc. *	10,100	2,184,731
Facebook, Inc. *	116,400	2,977,512
Google, Inc., Cl. A *	14,600	11,592,839
LinkedIn Corp. *	10,300	1,813,418
Sina Corp. *	59,600	2,895,964
VistaPrint NV *	42,500	1,643,050
Yahoo! Inc. *	97,200	2,287,116
		35,631,366
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	265,600	5,837,888

IT CONSULTING & OTHER SERVICES—3.4%
Cognizant Technology Solutions Corp., Cl. A *	19,300	1,478,573
International Business Machines Corp.	55,000	11,731,500
		13,210,073
LIFE & HEALTH INSURANCE—0.3%
Lincoln National Corp.	40,700	1,327,227

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	14,600	1,116,754

MANAGED HEALTH CARE—1.2%
UnitedHealth Group, Inc.	84,000	4,805,640

MOVIES & ENTERTAINMENT—1.8%
News Corp., Cl. A	63,100	1,925,812
Viacom, Inc., Cl. B	40,800	2,512,056
Walt Disney Co., /The	45,600	2,590,080
		7,027,948
MULTI-LINE INSURANCE—0.4%
American International Group, Inc.*	41,600	1,614,912

OIL & GAS EQUIPMENT & SERVICES—1.9%
Cameron International Corp. *	45,800	2,986,160
Halliburton Company	69,000	2,788,290
National Oilwell Varco, Inc.	26,100	1,846,575
		7,621,025
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	72,600	6,348,870
Pioneer Natural Resources Co.	19,300	2,398,025
Whitinig Petroleum Corp. *	27,800	1,413,352
		10,160,247
OIL & GAS REFINING & MARKETING—0.8%
Valero Energy Corp.	69,900	3,179,751

OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Bank of America Corp.	82,100	999,978
Citigroup, Inc.	118,500	5,242,440
		6,242,418
PAPER PRODUCTS—0.4%
International Paper Co.	35,900	1,672,222

PHARMACEUTICALS—4.5%
Actavis, Inc. *	25,700	2,367,227
Bristol-Myers Squibb Co.	77,100	3,175,749
Eli Lilly & Co.	57,700	3,276,783
Pfizer, Inc.	249,900	7,212,114
Sanofi #	31,300	1,598,804
		17,630,677
REGIONAL BANKS—0.5%
Zions Bancorporation	72,300	1,806,777

RESTAURANTS—1.7%
McDonald’s Corp.	40,500	4,037,445

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Starbucks Corp.	47,500	$2,705,600
		6,743,045
SECURITY & ALARM SERVICES—1.2%
ADT Corp., /The	43,300	2,119,102
Tyco International Ltd.	84,000	2,688,000
		4,807,102
SEMICONDUCTOR EQUIPMENT—1.3%
ASML Holding NV #	27,012	1,837,086
Lam Research Corp. *	80,800	3,349,968
		5,187,054
SEMICONDUCTORS—0.8%
Broadcom Corp., Cl. A	79,600	2,759,732
Microsemi Corp. *	9,200	213,164
		2,972,896
SOFT DRINKS—2.6%
Coca-Cola Co., /The	98,400	3,979,296
PepsiCo, Inc.	78,000	6,170,580
		10,149,876
SPECIALTY CHEMICALS—1.4%
Celanese Corp.	54,000	2,378,700
Rockwood Holdings, Inc.	46,900	3,069,136
		5,447,836
SPECIALTY STORES—0.6%
Dick’s Sporting Goods, Inc.	20,000	946,000
L Brands, Inc.	32,800	1,464,848
		2,410,848
SYSTEMS SOFTWARE—0.7%
Red Hat, Inc.*	51,400	2,598,784

TOBACCO—1.9%
Philip Morris International, Inc.	78,700	7,296,277

TRADING COMPANIES & DISTRIBUTORS—1.3%
MRC Global, Inc. *	58,300	1,919,819
United Rentals, Inc. *	24,900	1,368,753
WESCO International, Inc. *	25,900	1,880,599
		5,169,171
WIRELESS TELECOMMUNICATION SERVICES—0.8%
SBA Communications Corp., Cl. A *	13,230	952,825
Vodafone Group PLC #	70,000	1,988,700
		2,941,525
TOTAL COMMON STOCKS (Cost $335,873,833)		375,752,601

MASTER LIMITED PARTNERSHIP —0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Blackstone Group LP	107,200	2,120,416
Carlyle Group LP, /The	14,100	426,525
		2,546,941
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,929,614)		2,546,941

REAL ESTATE INVESTMENT TRUST—2.0%
MORTGAGE—0.8%
Two Harbors Investment Corp.	248,400	3,132,324

RESIDENTIAL—0.6%
American Homes 4 Rent *(a)	117,625	2,029,031
Silver Bay Realty Trust Corp.	12,172	251,952
		2,280,983

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
SPECIALIZED—0.6%
Ryman Hospitality Properties	48,844	$2,234,613

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $6,625,288)		7,647,920

Total Investments (Cost $344,428,735)(b)	98.5%	385,947,462
Other Assets in Excess of Liabilities	1.5	5,861,580

NET ASSETS	100.0%	$391,809,042

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5% of the net assets of the Fund.

(b)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $344,428,735, amounted to $41,518,727 which consisted of aggregate gross unrealized appreciation of $44,154,796 and aggregate gross unrealized depreciation of $2,636,069.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—97.0%
AEROSPACE & DEFENSE—3.8%
Honeywell International, Inc.	82,500	$6,216,375
Precision Castparts Corp.	24,700	4,683,614
		10,899,989
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	26,300	2,259,170

AIRLINES—0.3%
Alaska Air Group, Inc.*	11,300	722,748

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Michael Kors Holdings Ltd. *	25,300	1,436,787
PVH Corp.	17,300	1,847,813
Ralph Lauren Corp.	9,100	1,540,721
		4,825,321
APPAREL RETAIL—1.6%
Inditex SA (L2)	11,800	1,572,596
TJX Cos., Inc.	63,300	2,959,275
		4,531,871
APPLICATION SOFTWARE—4.1%
Citrix Systems, Inc. *	37,900	2,734,864
Informatica Corp. *	52,400	1,806,228
Intuit, Inc.	42,700	2,803,255
Salesforce.com, Inc. *	23,700	4,238,271
		11,582,618
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
T. Rowe Price Group, Inc.	30,600	2,291,022

AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC	67,800	3,010,320
TRW Automotive Holdings Corp. *	20,300	1,116,500
		4,126,820
BIOTECHNOLOGY—3.7%
Alexion Pharmaceuticals, Inc. *	22,800	2,100,792
Gilead Sciences, Inc. *	51,300	2,510,109
Medivation, Inc. *	24,000	1,122,480
Onyx Pharmaceuticals, Inc. *	25,700	2,283,702
Vertex Pharmaceuticals, Inc. *	44,900	2,468,602
		10,485,685
BROADCASTING—2.0%
CBS Corp., Cl. B	124,400	5,808,236

CABLE & SATELLITE—2.8%
Comcast Corporation, Cl. A	125,400	5,268,054
Time Warner Cable, Inc.	28,400	2,728,104
		7,996,158
CASINOS & GAMING—1.5%
Las Vegas Sands Corp.	49,500	2,789,325
Wynn Resorts Ltd.	11,500	1,439,340
		4,228,665
COMMUNICATIONS EQUIPMENT—3.3%
Cisco Systems, Inc.	74,550	1,558,841
Corning, Inc.	107,800	1,436,974
QUALCOMM, Inc.	95,390	6,386,360
		9,382,175
COMPUTER HARDWARE—7.2%
Apple, Inc.	46,150	20,427,375

COMPUTER STORAGE & PERIPHERALS—1.4%
SanDisk Corp.*	75,100	4,130,500

CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.*	58,600	1,674,788

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Cummins, Inc.	12,200	1,412,882

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSUMER FINANCE—1.2%
American Express Co.	20,000	$1,349,200
Capital One Financial Corp.	39,000	2,143,050
		3,492,250
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Alliance Data Systems Corp. *	8,900	1,440,821
Mastercard, Inc., Cl. A	4,100	2,218,633
Visa, Inc., Cl. A	17,600	2,989,184
		6,648,638
DISTILLERS & VINTNERS—1.0%
Beam, Inc.	46,200	2,935,548

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Stericycle, Inc.*	22,700	2,410,286

FERTILIZERS & AGRICULTURAL CHEMICALS—2.1%
Monsanto Co.	23,900	2,524,557
Mosaic Co., /The	59,700	3,558,717
		6,083,274
FOOD RETAIL—0.4%
Whole Foods Market, Inc.	11,900	1,032,325

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.*	54,000	2,731,320

HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	21,000	874,020

HEALTH CARE FACILITIES—1.4%
HCA Holdings, Inc.	101,300	4,115,819

HEALTH CARE SERVICES—1.6%
Express Scripts, Inc.*	79,300	4,571,645

HEALTH CARE TECHNOLOGY—1.0%
Agilent Technologies, Inc.	68,000	2,853,960

HOME IMPROVEMENT RETAIL—1.6%
Home Depot, Inc., /The	63,600	4,438,008

HOMEBUILDING—1.4%
Lennar Corp., Cl. A	93,900	3,894,972

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	32,050	2,469,773

HYPERMARKETS & SUPER CENTERS—1.5%
Costco Wholesale Corp.	41,000	4,350,510

INDUSTRIAL MACHINERY—0.5%
Pall Corp.	20,500	1,401,585

INTERNET RETAIL—1.3%
Amazon.com, Inc.*	14,000	3,730,860

INTERNET SOFTWARE & SERVICES—8.0%
eBay, Inc. *	105,600	5,725,632
Facebook, Inc. *	160,100	4,095,358
Google, Inc., Cl. A *	11,800	9,369,554
LinkedIn Corp. *	19,900	3,503,594
		22,694,138
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	101,800	2,237,564

IT CONSULTING & OTHER SERVICES—3.2%
International Business Machines Corp.	43,400	9,257,220

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial, Inc.	31,100	1,834,589

MOTORCYCLE MANUFACTURERS—0.6%
Harley-Davidson, Inc.	31,900	1,700,270

MOVIES & ENTERTAINMENT—2.0%
News Corp., Cl. A	139,800	4,266,696

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—(CONT.)
Walt Disney Co., /The	26,300	$1,493,840
		5,760,536
OIL & GAS EQUIPMENT & SERVICES—2.6%
Cameron International Corp. *	66,700	4,348,840
National Oilwell Varco, Inc.	42,400	2,999,800
		7,348,640
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Anadarko Petroleum Corp.	38,300	3,349,335
Pioneer Natural Resources Co.	11,300	1,404,025
Whitinig Petroleum Corp. *	87,200	4,433,248
		9,186,608
OIL & GAS REFINING & MARKETING—1.0%
Tesoro Corp.	49,500	2,898,225

PACKAGED FOODS & MEATS—0.5%
Green Mountain Coffee Roasters, Inc. *	12,700	720,852
Hershey Co., /The	8,100	708,993
		1,429,845
PAPER PRODUCTS—1.4%
International Paper Co.	86,800	4,043,144

PHARMACEUTICALS—7.8%
Actavis, Inc. *	40,200	3,702,822
Bristol-Myers Squibb Co.	104,700	4,312,593
Eli Lilly & Co.	83,500	4,741,965
Johnson & Johnson	63,800	5,201,614
Pfizer, Inc.	105,500	3,044,730
Zoetis, Inc. *	41,800	1,396,120
		22,399,844
RAILROADS—0.6%
CSX Corp.	68,000	1,674,840

RESEARCH & CONSULTING SERVICES—1.1%
Verisk Analytics, Inc., Cl. A*	52,000	3,204,760

RESTAURANTS—0.5%
Chipotle Mexican Grill, Inc.*	4,700	1,531,589

SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV#	63,937	4,348,355

SPECIALTY CHEMICALS—1.7%
Celanese Corp.	29,100	1,281,855
Rockwood Holdings, Inc.	54,400	3,559,936
		4,841,791
SPECIALTY STORES—1.1%
L Brands, Inc.	71,400	3,188,724

WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., Cl. A*	40,100	2,888,002

TOTAL COMMON STOCKS (Cost $244,614,802)		277,289,500

MASTER LIMITED PARTNERSHIP —0.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
KKR & Co., LP	126,500	2,443,980

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,842,746)		2,443,980

REAL ESTATE INVESTMENT TRUST—1.4%
RETAIL—0.7%
Simon Property Group, Inc.	13,300	2,108,848

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
SPECIALIZED—0.7%
American Tower Corp., Cl. A	27,000	$2,076,840

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,249,726)		4,185,688

Total Investments (Cost $250,707,274)(a)	99.3%	283,919,168
Other Assets in Excess of Liabilities	0.7	1,775,880

NET ASSETS	100.0%	$285,695,048

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $250,707,274, amounted to $33,211,894 which consisted of aggregate gross unrealized appreciation of $36,659,282 and aggregate gross unrealized depreciation of $3,447,388.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.5%
ADVERTISING—0.9%
Lamar Advertising Co., Cl. A*	26,500	$1,288,165

AEROSPACE & DEFENSE—1.6%
B/E Aerospace, Inc. *	22,200	1,338,438
TransDigm Group, Inc.	7,100	1,085,732
		2,424,170
AIRLINES—2.4%
Alaska Air Group, Inc. *	24,500	1,567,020
Copa Holdings SA	6,500	777,465
Delta Air Lines, Inc. *	76,500	1,263,015
		3,607,500
ALTERNATIVE CARRIERS—0.7%
TW Telecom, Inc.*	44,100	1,110,879

APPAREL ACCESSORIES & LUXURY GOODS—5.2%
Fifth & Pacific Cos, Inc. *	84,210	1,589,885
Fossil, Inc. *	16,100	1,555,260
Michael Kors Holdings Ltd. *	28,860	1,638,958
PVH Corp.	13,000	1,388,530
Ralph Lauren Corp.	8,300	1,405,273
		7,577,906
APPAREL RETAIL—0.7%
Ross Stores, Inc.	16,200	982,044

APPLICATION SOFTWARE—3.7%
Cadence Design Systems, Inc. *	113,100	1,575,483
Citrix Systems, Inc. *	23,800	1,717,408
Nuance Communications, Inc. *	44,500	898,010
Splunk, Inc. *	31,500	1,260,945
		5,451,846
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Affiliated Managers Group, Inc. *	5,400	829,278
T. Rowe Price Group, Inc.	16,900	1,265,303
WisdomTree Investments, Inc. *	99,000	1,029,600
		3,124,181
AUTO PARTS & EQUIPMENT—1.8%
Delphi Automotive PLC	37,100	1,647,240
WABCO Holdings, Inc. *	14,900	1,051,791
		2,699,031
BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals, Inc. *	13,550	1,248,497
BioMarin Pharmaceutical, Inc. *	11,000	684,860
Idenix Pharmaceuticals, Inc. *	144,753	515,321
Medivation, Inc. *	12,400	579,948
Merrimack Pharmaceuticals, Inc. *	167,900	1,024,190
Onyx Pharmaceuticals, Inc. *	8,750	777,525
Vertex Pharmaceuticals, Inc. *	15,700	863,186
		5,693,527
BROADCASTING—4.1%
CBS Corp., Cl. B	36,100	1,685,509
Discovery Communications, Inc., Series C *	28,500	1,981,890
Scripps Networks Interactive, Inc., Cl. A	32,500	2,091,049
Tribune Co. *	6,500	369,525
		6,127,973
BUILDING PRODUCTS—0.5%
Owens Corning*	18,100	713,683

CABLE & SATELLITE—1.5%
AMC Networks, Inc. *	31,800	2,009,124
Sirius XM Radio, Inc.	94,300	290,444
		2,299,568
CASINOS & GAMING—1.2%
Wynn Resorts Ltd.	14,700	1,839,852

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COAL & CONSUMABLE FUELS—0.1%
Peabody Energy Corp.	8,000	$169,200

COMMUNICATIONS EQUIPMENT—1.4%
F5 Networks, Inc. *	17,000	1,514,360
Motorola Solutions, Inc.	8,700	557,061
		2,071,421
COMPUTER STORAGE & PERIPHERALS—0.5%
SanDisk Corp.*	14,300	786,500

CONSTRUCTION & ENGINEERING—0.9%
Quanta Services, Inc. *	32,100	917,418
TPI - Triunfo Participacoes e Investimentos SA	58,000	348,818
		1,266,236
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Terex Corp.*	23,500	808,870

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Alliance Data Systems Corp. *	8,600	1,392,254
Fiserv, Inc. *	9,100	799,253
Paychex, Inc.	23,600	827,652
		3,019,159
DISTILLERS & VINTNERS—1.3%
Beam, Inc.	30,700	1,950,678

DISTRIBUTORS—0.5%
LKQ Corp.*	32,100	698,496

DIVERSIFIED CHEMICALS—1.9%
Eastman Chemical Co.	21,250	1,484,738
PPG Industries, Inc.	10,300	1,379,582
		2,864,320
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp., PLC	24,700	1,512,875
Hubbell Inc., Cl. B	7,900	767,169
		2,280,044
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Stericycle, Inc. *	11,800	1,252,924
Tetra Tech, Inc. *	31,700	966,533
		2,219,457
FOOD RETAIL—1.2%
Fresh Market, Inc., /The *	27,044	1,156,672
Whole Foods Market, Inc.	8,000	694,000
		1,850,672
GENERAL MERCHANDISE STORES—0.5%
Dollar General Corp.*	15,750	796,635

HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	16,100	670,082

HEALTH CARE EQUIPMENT—0.4%
Thoratec Corp.*	16,100	603,750

HEALTH CARE FACILITIES—1.7%
HCA Holdings, Inc.	24,200	983,246
Tenet Healthcare Corporation *	31,875	1,516,613
		2,499,859
HEALTH CARE SERVICES—0.8%
Catamaran Corp.*	22,312	1,183,205

HEALTH CARE TECHNOLOGY—1.5%
Agilent Technologies, Inc.	37,600	1,578,072
HMS Holdings Corp. *	25,000	678,750
		2,256,822
HOTELS RESORTS & CRUISE LINES—2.2%
Marriott Vacations Worldwide Corp. *	26,000	1,115,660
Wyndham Worldwide Corporation	32,500	2,095,600
		3,211,260

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	41,000	$1,538,730

INDUSTRIAL MACHINERY—1.5%
Chart Industries, Inc. *	9,500	760,095
Pall Corp.	10,900	745,233
SPX Corp.	10,000	789,600
		2,294,928
INTERNET SOFTWARE & SERVICES—2.7%
Equinix, Inc. *	6,900	1,492,539
LinkedIn Corp. *	8,800	1,549,328
OpenTable, Inc. *	6,472	407,607
Yelp, Inc. *	23,800	564,298
		4,013,772
LIFE & HEALTH INSURANCE—1.1%
Lincoln National Corp.	49,200	1,604,412

LIFE SCIENCES TOOLS & SERVICES—1.2%
Charles River Laboratories International Inc. *	23,900	1,058,053
Illumina, Inc. *	13,400	723,600
		1,781,653
METAL & GLASS CONTAINERS—0.6%
Owens-Illinois, Inc.*	32,900	876,785

MOTORCYCLE MANUFACTURERS—1.0%
Harley-Davidson, Inc.	28,600	1,524,380

OFFICE SERVICES & SUPPLIES—0.5%
West Corp.*	39,000	748,410

OIL & GAS EQUIPMENT & SERVICES—1.8%
Cameron International Corp. *,^	24,300	1,584,360
Superior Energy Services, Inc. *	39,900	1,036,203
		2,620,563
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Cabot Oil & Gas Corp.	20,300	1,372,483
Denbury Resources, Inc. *,^	41,800	779,570
Pioneer Natural Resources Co. ^	14,800	1,838,900
Whitinig Petroleum Corp. *,^	17,900	910,036
		4,900,989
OIL & GAS REFINING & MARKETING—0.6%
Tesoro Corp.^	14,300	837,265

PACKAGED FOODS & MEATS—2.7%
ConAgra Foods, Inc.	53,600	1,919,416
Hershey Co., /The	23,700	2,074,461
		3,993,877
PAPER PRODUCTS—0.9%
International Paper Co.	27,600	1,285,608

PHARMACEUTICALS—3.2%
Actavis, Inc. *	23,800	2,192,218
Questcor Pharmaceuticals, Inc.	41,750	1,358,545
Zoetis, Inc. *	35,100	1,172,340
		4,723,103
REAL ESTATE SERVICES—1.1%
Jones Lang LaSalle, Inc.	16,500	1,640,265

REGIONAL BANKS—0.8%
Zions Bancorporation	44,900	1,122,051

RESEARCH & CONSULTING SERVICES—1.4%
CoStar Group, Inc. *	8,200	897,572
Verisk Analytics, Inc., Cl. A *	20,400	1,257,252
		2,154,824
RESTAURANTS—1.3%
Buffalo Wild Wings, Inc. *	10,700	936,571
Chipotle Mexican Grill, Inc. *	3,000	977,610
		1,914,181

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SECURITY & ALARM SERVICES—1.0%
ADT Corp., /The	29,900	$1,463,306

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	29,700	1,231,362

SEMICONDUCTORS—2.7%
Avago Technologies Ltd.	44,800	1,609,216
Microsemi Corp. *	59,700	1,383,249
Skyworks Solutions, Inc. *	49,400	1,088,282
		4,080,747
SPECIALIZED FINANCE—1.1%
IntercontinentalExchange, Inc. *	5,000	815,350
Moody’s Corp.	14,100	751,812
		1,567,162
SPECIALTY CHEMICALS—2.6%
Celanese Corp.	23,700	1,043,985
Rockwood Holdings, Inc.	27,300	1,786,512
Valspar Corp.	17,500	1,089,375
		3,919,872
SPECIALTY STORES—3.7%
Dick’s Sporting Goods, Inc.	35,500	1,679,150
L Brands, Inc.	34,700	1,549,702
L’Occitane International SA (L2)	211,300	643,985
Tractor Supply Co.	16,300	1,697,319
		5,570,156
SYSTEMS SOFTWARE—3.3%
CommVault Systems, Inc. *	10,300	844,394
Fortinet, Inc. *	44,200	1,046,656
NetSuite, Inc. *	5,500	440,330
Red Hat, Inc. *	51,600	2,608,896
		4,940,276
TRADING COMPANIES & DISTRIBUTORS—1.6%
WESCO International, Inc. *	10,400	755,144
WW Grainger, Inc.	7,200	1,619,856
		2,375,000
TOTAL COMMON STOCKS (Cost $126,270,167)		140,870,668

MASTER LIMITED PARTNERSHIP —0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
KKR & Co., LP	57,600	1,112,832

TOTAL MASTER LIMITED PARTNERSHIP (Cost $970,061)		1,112,832

REAL ESTATE INVESTMENT TRUST—2.0%
RESIDENTIAL—1.0%
American Homes 4 Rent*(L2)(a)	87,700	1,512,825

SPECIALIZED—1.0%
Ryman Hospitality Properties	31,200	1,427,400

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,684,851)		2,940,225

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Cobalt International Energy, Inc./ May /22.5*	130	1,300
Ensco PLC/ April /57.5*	39	1,560
Whiting Petroleum Corp./ April /49*	130	7,150
(Cost $13,050)		10,010
TOTAL PUT OPTIONS (Cost $13,050)		10,010

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)
CALL OPTIONS—0.0%
SM Energy Co./ April /65*,^ (Cost $1,093)	26	$520
TOTAL PURCHASED OPTIONS (Cost $14,143)		10,530

Total Investments (Cost $129,939,222)(b)	97.2%	144,934,255
Other Assets in Excess of Liabilities	2.8	4,002,668

NET ASSETS	100.0%	$148,936,923

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Fund.

(b)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $129,939,222, amounted to $14,995,033 which consisted of aggregate gross unrealized appreciation of $16,764,867 and aggregate gross unrealized depreciation of $1,769,834.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp./ April /65	52	5,200	$7,020
Cobalt International Energy, Inc./ May /27.5	130	13,000	15,600
Denbury Resources, Inc./ April /19	52	5,200	2,860
Ensco PLC/ April /60	26	2,600	3,120
Pioneer Natural Resources Co./ April /135	13	1,300	12,740
SM Energy Co./ April /55	39	3,900	1,755
SM Energy Co./ April /60	104	10,400	22,360
Tesoro Corp./ April /55	52	5,200	3,692
Tesoro Corp./ April /60	104	10,400	27,976
Whiting Petroleum Corp./ April /50	182	18,200	15,470
Whiting Petroleum Corp./ April /55	78	7,800	32,760
TOTAL PUT OPTIONS WRITTEN (Premiums Received $190,112)			145,353
CALL OPTIONS WRITTEN
Cameron International Corp./ April /60	26	2,600	12,740
Denbury Resources, Inc./ April /18	52	5,200	5,304
Pioneer Natural Resources Co./ April /125	13	1,300	4,290
SM Energy Co./ April /60	26	2,600	4,680
Tesoro Corp./ April /50	26	2,600	22,620
Tesoro Corp./ April /55	52	5,200	22,308
Tesoro Corp./ April /60	26	2,600	3,406
Whiting Petroleum Corp./ April /49	26	2,600	6,292
Whiting Petroleum Corp./ April /50	78	7,800	14,820
TOTAL CALL OPTIONS WRITTEN (Premiums Received $91,816)			96,460
TOTAL OPTIONS WRITTEN (Premiums Received $281,928)			$241,813

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—92.6%
ADVERTISING—1.0%
Lamar Advertising Co., Cl. A*	15,449	$750,976

AEROSPACE & DEFENSE—2.2%
B/E Aerospace, Inc. *	11,360	684,894
Hexcel Corp. *	15,555	451,251
TransDigm Group, Inc.	3,220	492,402
		1,628,547
AIRLINES—2.4%
Alaska Air Group, Inc. *	14,130	903,754
Copa Holdings SA	3,755	449,136
US Airways Group, Inc. *	24,515	416,020
		1,768,910
ALTERNATIVE CARRIERS—0.5%
TW Telecom, Inc.*	14,770	372,056

APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Fifth & Pacific Cos, Inc. *	34,530	651,926
Fossil, Inc. *	5,475	528,885
PVH Corp.	6,435	687,323
		1,868,134
APPAREL RETAIL—1.9%
ANN, Inc. *	17,720	514,235
Ascena Retail Group, Inc. *	26,315	488,143
Children’s Place Retail Stores, Inc., /The *	7,765	348,027
		1,350,405
APPLICATION SOFTWARE—4.0%
ANSYS, Inc. *	4,105	334,229
Aspen Technology, Inc. *	16,990	548,607
Cadence Design Systems, Inc. *	61,995	863,591
Nuance Communications, Inc. *	27,365	552,226
Ultimate Software Group, Inc. *	5,660	589,546
		2,888,199
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Affiliated Managers Group, Inc.*	4,420	678,779

AUTO PARTS & EQUIPMENT—1.8%
Dana Holding Corp.	32,071	571,826
WABCO Holdings, Inc. *	10,235	722,489
		1,294,315
BIOTECHNOLOGY—5.8%
Acorda Therapeutics, Inc. *	9,665	309,570
Alkermes PLC *	24,415	578,880
Ariad Pharmaceuticals, Inc. *	17,385	314,495
BioMarin Pharmaceutical, Inc. *	9,145	569,368
Cepheid, Inc. *	16,410	629,652
Medivation, Inc. *	4,340	202,982
Onyx Pharmaceuticals, Inc. *	4,105	364,770
Pharmacyclics, Inc. *	6,710	539,551
Synageva BioPharma Corp. *	4,225	232,037
Theravance, Inc. *	7,615	179,866
United Therapeutics Corp. *	2,890	175,914
		4,097,085
BUILDING PRODUCTS—1.2%
AO Smith Corp.	6,970	512,782
Armstrong World Industries, Inc. *	6,295	351,828
		864,610
CABLE & SATELLITE—1.1%
AMC Networks, Inc.*	12,300	777,114

COMMUNICATIONS EQUIPMENT—1.2%
Aruba Networks, Inc. *	16,840	416,622
JDS Uniphase Corp. *	35,775	478,311
		894,933

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	15,995	$261,838

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Terex Corp.*	12,770	439,543

DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Alliance Data Systems Corp. *	5,060	819,163
MAXIMUS, Inc.	8,015	640,960
WEX, Inc. *	9,510	746,535
		2,206,658
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Hubbell Inc., Cl. B	4,830	469,041

ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
FEI Co.	6,870	443,459

ELECTRONIC MANUFACTURING SERVICES—0.4%
Trimble Navigation Ltd.*	9,510	284,920

ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Tetra Tech, Inc. *	29,275	892,595
Waste Connections, Inc.	13,877	499,294
		1,391,889
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	13,150	646,980

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	9,035	386,427

GOLD—0.4%
Royal Gold, Inc.	3,815	270,979

HEALTH CARE EQUIPMENT—2.6%
Insulet Corp. *	23,215	600,339
Sirona Dental Systems, Inc. *	6,435	474,453
Thoratec Corp. *	9,810	367,875
Volcano Corp. *	21,000	467,460
		1,910,127
HEALTH CARE FACILITIES—1.6%
Healthsouth Corp. *	12,340	325,406
Universal Health Services, Inc., Cl. B	12,560	802,207
		1,127,613
HEALTH CARE SERVICES—1.0%
Catamaran Corp.*	13,305	705,564

HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc. *	16,845	564,475
Endologix, Inc. *	29,610	478,202
		1,042,677
HEALTH CARE TECHNOLOGY—1.3%
athenahealth, Inc. *	4,405	427,461
HMS Holdings Corp. *	18,165	493,180
		920,641
HOMEBUILDING—0.8%
NVR, Inc.*	545	588,660

HOTELS RESORTS & CRUISE LINES—1.1%
Marriott Vacations Worldwide Corp.*	18,465	792,333

HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp. *	19,710	844,573
Tupperware Brands Corp.	8,170	667,816
		1,512,389
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	20,135	755,667

INDUSTRIAL MACHINERY—2.7%
Actuant Corp., Cl. A	27,505	842,203
Lincoln Electric Holdings, Inc.	13,675	740,912

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—(CONT.)
SPX Corp.	4,875	$384,930
		1,968,045
INSURANCE BROKERS—0.9%
Brown & Brown, Inc.	19,435	622,697

INTERNET SOFTWARE & SERVICES—2.1%
DealerTrack Holdings, Inc. *	21,850	641,953
IAC/InterActiveCorp.	9,840	439,651
OpenTable, Inc. *	7,120	448,418
		1,530,022
INVESTMENT BANKING & BROKERAGE—0.5%
LPL Financial Holdings, Inc.	11,430	368,503

IT CONSULTING & OTHER SERVICES—1.0%
Gartner, Inc.*	12,775	695,088

LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	13,445	575,177
Six Flags Entertainment Corp.	11,020	798,730
		1,373,907
LEISURE PRODUCTS—0.9%
Brunswick Corp.	19,840	678,925

LIFE SCIENCES TOOLS & SERVICES—1.5%
Charles River Laboratories International Inc. *	12,200	540,094
Mettler-Toledo International, Inc. *	2,465	525,587
		1,065,681
MANAGED HEALTH CARE—1.0%
Centene Corp. *	7,970	350,998
Molina Healthcare, Inc. *	11,250	347,288
		698,286
METAL & GLASS CONTAINERS—1.7%
Crown Holdings, Inc. *	18,060	751,477
Owens-Illinois, Inc. *	17,345	462,244
		1,213,721
OIL & GAS EQUIPMENT & SERVICES—1.9%
Dresser-Rand Group, Inc. *	8,380	516,711
Oceaneering International, Inc.	4,600	305,486
Oil States International, Inc. *	6,685	545,295
		1,367,492
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Oasis Petroleum, Inc. *	9,015	343,201
SM Energy Co.	12,465	738,178
Whitinig Petroleum Corp. *	11,945	607,284
WPX Energy, Inc. *	26,170	419,243
		2,107,906
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	23,965	730,693
Hain Celestial Group, Inc. *	11,430	698,144
		1,428,837
PHARMACEUTICALS—1.0%
Questcor Pharmaceuticals, Inc.	12,595	409,842
ViroPharma, Inc. *	11,665	293,491
		703,333
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	9,540	888,269

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	5,535	550,234

REGIONAL BANKS—1.8%
Texas Capital Bancshares, Inc. *	16,175	654,279
Zions Bancorporation	26,320	657,737
		1,312,016

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—1.1%
Dunkin’ Brands Group, Inc.	21,530	$794,026

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	17,622	730,608

SEMICONDUCTORS—2.3%
Mellanox Technologies Ltd. *	6,745	374,415
Microsemi Corp. *	22,745	527,001
ON Semiconductor Corp. *	46,010	380,963
Skyworks Solutions, Inc. *	16,035	353,251
		1,635,630
SPECIALIZED CONSUMER SERVICES—0.3%
Sotheby’s	5,735	214,546

SPECIALTY CHEMICALS—4.4%
Chemtura Corp. *	28,771	621,741
Cytec Industries, Inc.	8,890	658,572
PolyOne Corp.	26,121	637,614
Rockwood Holdings, Inc.	9,985	653,419
Valspar Corp.	10,340	643,665
		3,215,011
SPECIALTY STORES—1.9%
Dick’s Sporting Goods, Inc.	15,245	721,088
GNC Holdings, Inc., Cl. A	16,960	666,189
		1,387,277
SYSTEMS SOFTWARE—3.0%
CommVault Systems, Inc. *	9,360	767,333
Fortinet, Inc. *	28,255	669,078
NetSuite, Inc. *	9,520	762,171
		2,198,582
THRIFTS & MORTGAGE FINANCE—0.5%
Northwest Bancshares, Inc.	27,330	346,818

TRADING COMPANIES & DISTRIBUTORS—2.4%
MRC Global, Inc. *	20,445	673,254
United Rentals, Inc. *	9,225	507,098
WESCO International, Inc. *	7,260	527,149
		1,707,501
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	11,485	827,150

TOTAL COMMON STOCKS (Cost $55,286,060)		67,021,579

MASTER LIMITED PARTNERSHIP —0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Och-Ziff Capital Management Group LLC, Cl. A	57,855	540,944

TOTAL MASTER LIMITED PARTNERSHIP (Cost $553,062)		540,944

REAL ESTATE INVESTMENT TRUST—3.8%
MORTGAGE—1.4%
American Capital Mortgage Investment Corp.	18,165	469,565
Two Harbors Investment Corp.	48,769	614,978
		1,084,543
RESIDENTIAL—0.1%
Silver Bay Realty Trust Corp.	2,390	49,466

RETAIL—1.4%
Tanger Factory Outlet Centers	13,930	503,987
Taubman Centers, Inc.	6,395	496,636
		1,000,623

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
SPECIALIZED—0.9%
Ryman Hospitality Properties	13,664	$625,128

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,453,943)		2,759,760

Total Investments (Cost $58,293,065)(a)	97.1%	70,322,283
Other Assets in Excess of Liabilities	2.9	2,076,912

NET ASSETS	100.0%	$72,399,195

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,293,065, amounted to $12,029,218 which consisted of aggregate gross unrealized appreciation of $12,835,321 and aggregate gross unrealized depreciation of $806,103.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—91.7%
AEROSPACE & DEFENSE—1.7%
Esterline Technologies Corp. *	47,550	$3,599,535
Hexcel Corp. *	165,200	4,792,452
		8,391,987
AIR FREIGHT & LOGISTICS—1.0%
HUB Group, Inc., Cl. A*	125,500	4,826,730

AIRLINES—2.0%
Alaska Air Group, Inc. *	97,500	6,236,100
US Airways Group, Inc. *	207,500	3,521,275
		9,757,375
ALTERNATIVE CARRIERS—0.8%
Cogent Communications Group, Inc.	147,800	3,901,920

APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Fifth & Pacific Cos, Inc.*	312,300	5,896,224

APPAREL RETAIL—2.3%
ANN, Inc. *	146,400	4,248,528
Children’s Place Retail Stores, Inc., /The *	52,600	2,357,532
DSW, Inc., Cl. A	73,700	4,702,060
		11,308,120
APPLICATION SOFTWARE—3.9%
Aspen Technology, Inc. *	158,100	5,105,049
BroadSoft, Inc. *	126,800	3,356,396
Cadence Design Systems, Inc. *	404,200	5,630,506
Ultimate Software Group, Inc. *	49,400	5,145,504
		19,237,455
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.*	493,200	5,129,280

AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc. *	262,900	3,588,585
Dana Holding Corp.	216,900	3,867,327
		7,455,912
BIOTECHNOLOGY—5.5%
Achillion Pharmaceuticals, Inc. *	129,300	1,130,082
Acorda Therapeutics, Inc. *	75,400	2,415,062
Alkermes PLC *	163,900	3,886,069
Cepheid, Inc. *	110,900	4,255,232
Cubist Pharmaceuticals, Inc. *	53,000	2,481,460
Idenix Pharmaceuticals, Inc. *	293,300	1,044,148
Orexigen Therapeutics, Inc. *	255,500	1,596,875
Pharmacyclics, Inc. *	44,600	3,586,286
Seattle Genetics, Inc. *	58,300	2,070,233
Synageva BioPharma Corp. *	50,200	2,756,984
Theravance, Inc. *	51,330	1,212,415
		26,434,846
BUILDING PRODUCTS—0.9%
AO Smith Corp.	60,800	4,473,056

COMMUNICATIONS EQUIPMENT—2.3%
Aruba Networks, Inc. *	96,200	2,379,988
Finisar Corp. *	169,100	2,230,429
RADWARE Ltd. *	100,400	3,788,092
Ruckus Wireless, Inc. *	133,000	2,793,000
		11,191,509
COMPUTER HARDWARE—0.7%
Silicon Graphics International Corp.*	242,800	3,338,500

COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	120,500	1,972,585

CONSTRUCTION & ENGINEERING—0.7%
Primoris Services Corp.	147,900	3,270,069

CONSTRUCTION MATERIALS—0.8%
Eagle Materials Inc.	57,800	3,851,214

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
MAXIMUS, Inc.	63,300	$5,062,101
WEX, Inc. *	59,700	4,686,450
		9,748,551
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Acuity Brands Inc.	34,200	2,371,770

ELECTRONIC EQUIPMENT MANUFACTURERS—1.7%
Cognex Corp.	129,600	5,462,640
OSI Systems, Inc. *	49,100	3,058,439
		8,521,079
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Tetra Tech, Inc.*	184,900	5,637,601

FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	84,900	4,177,080

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	62,000	2,651,740

FOOTWEAR—0.5%
Wolverine World Wide, Inc.	57,700	2,560,149

FOREST PRODUCTS—0.7%
Boise Cascade Co.*	104,600	3,550,124

HEALTH CARE EQUIPMENT—3.8%
HeartWare International, Inc. *	31,400	2,776,702
Insulet Corp. *	179,500	4,641,870
NxStage Medical, Inc. *	196,900	2,221,032
Thoratec Corp. *	68,100	2,553,750
Volcano Corp. *	143,014	3,183,492
Wright Medical Group, Inc. *	127,700	3,040,537
		18,417,383
HEALTH CARE FACILITIES—1.7%
Healthsouth Corp. *	145,500	3,836,835
Tenet Healthcare Corporation *	99,025	4,711,610
		8,548,445
HEALTH CARE SERVICES—1.1%
Team Health Holdings, Inc.*	153,300	5,577,054

HEALTH CARE SUPPLIES—1.6%
Align Technology, Inc. *	120,000	4,021,200
Endologix, Inc. *	232,600	3,756,490
		7,777,690
HEALTH CARE TECHNOLOGY—1.9%
athenahealth, Inc. *	34,900	3,386,696
Greenway Medical Technologies *	166,400	2,645,760
HMS Holdings Corp. *	125,900	3,418,185
		9,450,641
HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	76,300	2,511,796

HOMEFURNISHING RETAIL—1.1%
Pier 1 Imports, Inc.	240,600	5,533,800

HOTELS RESORTS & CRUISE LINES—1.7%
Interval Leisure Group	142,100	3,089,254
Marriott Vacations Worldwide Corp. *	121,700	5,222,147
		8,311,401
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
On Assignment, Inc.*	185,400	4,692,474

INDUSTRIAL MACHINERY—4.7%
Actuant Corp., Cl. A	178,400	5,462,608
Chart Industries, Inc. *	54,900	4,392,549
ExOne Co., /The *	99,400	3,329,900
Middleby Corp. *	28,900	4,397,135
RBC Bearings, Inc. *	104,800	5,298,688
		22,880,880

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—4.4%
Cornerstone OnDemand, Inc. *	150,700	$5,138,870
DealerTrack Holdings, Inc. *	148,100	4,351,178
E2open, Inc. *	77,100	1,537,374
ExactTarget, Inc. *	206,800	4,812,236
OpenTable, Inc. *	51,300	3,230,874
Trulia, Inc. *	86,500	2,714,370
		21,784,902
IT CONSULTING & OTHER SERVICES—0.7%
InterXion Holding NV*	134,900	3,267,278

LEISURE FACILITIES—1.8%
Life Time Fitness, Inc. *	83,850	3,587,103
Six Flags Entertainment Corp.	74,200	5,378,016
		8,965,119
LEISURE PRODUCTS—0.9%
Brunswick Corp.	128,700	4,404,114

LIFE SCIENCES TOOLS & SERVICES—0.6%
PAREXEL International Corp.*	70,600	2,789,406

MANAGED HEALTH CARE—1.0%
Centene Corp. *	55,600	2,448,624
Molina Healthcare, Inc. *	79,100	2,441,817
		4,890,441
METAL & GLASS CONTAINERS—0.7%
Berry Plastics Group, Inc.*	179,000	3,409,950

MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp.*	186,000	4,421,220

OIL & GAS EQUIPMENT & SERVICES—1.4%
Bristow Group Inc	31,000	2,044,140
Dril-Quip, Inc. *	28,995	2,527,494
Helix Energy Solutions Group, Inc. *	101,500	2,322,320
		6,893,954
OIL & GAS EXPLORATION & PRODUCTION—4.5%
Approach Resources, Inc. *	153,300	3,772,713
Berry Petroleum Co., Cl. A	41,100	1,902,519
Energy XXI Bermuda Ltd.	148,300	4,036,726
Kodiak Oil & Gas Corp. *	366,000	3,326,940
Nothern Oil and Gas, Inc. *	271,000	3,896,980
Rosetta Resources, Inc. *	104,000	4,948,320
		21,884,198
PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	157,100	4,789,979
Hain Celestial Group, Inc. *	77,750	4,748,970
		9,538,949
PHARMACEUTICALS—1.2%
Questcor Pharmaceuticals, Inc.	96,600	3,143,364
ViroPharma, Inc. *	105,600	2,656,896
		5,800,260
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	64,900	6,042,839

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	37,100	3,688,111

REGIONAL BANKS—0.9%
Texas Capital Bancshares, Inc.*	108,200	4,376,690

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	41,000	4,487,860

RESTAURANTS—1.9%
Buffalo Wild Wings, Inc. *	48,600	4,253,958
Domino’s Pizza, Inc.	101,400	5,216,016
		9,469,974

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—2.7%
Applied Micro Circuits Corporation *	231,200	$1,715,504
Cypress Semiconductor Corp.	271,700	2,996,851
Freescale Semiconductor Holdings Ltd. *	147,600	2,197,764
Microsemi Corp. *	208,300	4,826,311
Semtech Corp. *	43,900	1,553,621
		13,290,051
SPECIALIZED CONSUMER SERVICES—0.3%
Sotheby’s	39,000	1,458,990

SPECIALTY CHEMICALS—2.6%
Chemtura Corp. *	200,700	4,337,127
Cytec Industries, Inc.	64,200	4,755,936
PolyOne Corp.	156,000	3,807,960
		12,901,023
SPECIALTY STORES—1.9%
Five Below, Inc.	130,000	4,925,700
Vitamin Shoppe, Inc. *	85,900	4,196,215
		9,121,915
SYSTEMS SOFTWARE—2.4%
Allot Communications Ltd. *	21,400	255,516
CommVault Systems, Inc. *	63,600	5,213,928
Infoblox, Inc. *	176,200	3,823,540
Sourcefire, Inc. *	43,300	2,564,659
		11,857,643
THRIFTS & MORTGAGE FINANCE—0.6%
Northwest Bancshares, Inc.	217,300	2,757,537

TRADING COMPANIES & DISTRIBUTORS—0.9%
Beacon Roofing Supply, Inc.*	116,180	4,491,519

TRUCKING—0.9%
Avis Budget Group, Inc.*	156,400	4,352,612

TOTAL COMMON STOCKS (Cost $357,957,684)		449,702,995

MASTER LIMITED PARTNERSHIP —0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Fortress Investment Group LLC, Cl. A	543,500	3,478,400

TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,772,532)		3,478,400

REAL ESTATE INVESTMENT TRUST—3.5%
MORTGAGE—1.4%
American Capital Mortgage Investment Corp.	103,100	2,665,135
Two Harbors Investment Corp.	321,200	4,050,332
		6,715,467
RESIDENTIAL—1.2%
American Homes 4 Rent *(a)	142,600	2,459,850
Silver Bay Realty Trust Corp.	175,539	3,633,653
		6,093,503
SPECIALIZED—0.9%
Ryman Hospitality Properties	95,830	4,384,223

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $15,028,606)		17,193,193

Total Investments (Cost $375,758,822)(b)	95.9%	470,374,588
Other Assets in Excess of Liabilities	4.1	20,164,116

NET ASSETS	100.0%	$490,538,704

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5% of the net assets of the Fund.

(b)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $375,758,822, amounted to $94,615,766 which consisted of aggregate gross unrealized appreciation of $103,229,212 and aggregate gross unrealized depreciation of $8,613,446.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—92.6%
AEROSPACE & DEFENSE—3.6%
Boeing Co., /The	4,200	$360,570
General Dynamics Corp.	5,200	366,652
Honeywell International, Inc.	5,900	444,564
		1,171,786
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,850	244,815

AIRLINES—0.5%
Copa Holdings SA	1,400	167,454

ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Ameriprise Financial, Inc.	2,900	213,585
BlackRock, Inc.	1,700	436,696
		650,281
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC	4,850	215,340

BIOTECHNOLOGY—0.8%
Amgen, Inc.	2,500	256,275

CABLE & SATELLITE—0.8%
Time Warner Cable, Inc.	2,600	249,756

COMMODITY CHEMICALS—0.6%
LyondellBasell Industries NV, Cl. A	3,200	202,528

COMMUNICATIONS EQUIPMENT—3.4%
Cisco Systems, Inc.	18,800	393,108
Corning, Inc.	12,250	163,293
QUALCOMM, Inc.	8,250	552,337
		1,108,738
COMPUTER HARDWARE—3.6%
Apple, Inc.	2,650	1,172,969

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Volvo AB#	15,400	224,532

CONSUMER FINANCE—0.7%
American Express Co.	3,500	236,110

DIVERSIFIED BANKS—1.7%
Wells Fargo & Co.	15,400	569,646

DIVERSIFIED CHEMICALS—0.5%
Dow Chemical Co., /The	4,700	149,648

DRUG RETAIL—1.1%
CVS Caremark Corp.	6,400	351,936

ELECTRIC UTILITIES—1.1%
Southern Co., /The	7,600	356,592

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp., PLC	5,550	339,938

FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
Monsanto Co.	2,750	290,482
Mosaic Co., /The	2,650	157,967
		448,449
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	3,100	182,931

GENERAL MERCHANDISE STORES—1.2%
Target Corp.	5,900	403,855

HEALTH CARE EQUIPMENT—1.3%
Medtronic, Inc.	8,800	413,248

HOME IMPROVEMENT RETAIL—1.7%
Home Depot, Inc., /The	7,900	551,262

HOTELS RESORTS & CRUISE LINES—0.6%
Wyndham Worldwide Corporation	2,850	183,768

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD PRODUCTS—2.3%
Procter & Gamble Co., /The	9,966	$767,980

HYPERMARKETS & SUPER CENTERS—1.7%
Costco Wholesale Corp.	1,550	164,471
Wal-Mart Stores, Inc.	5,450	407,823
		572,294
INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	34,000	786,080

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	3,250	283,140

INTEGRATED OIL & GAS—5.5%
Exxon Mobil Corp.	12,200	1,099,341
Royal Dutch Shell PLC #	11,350	739,566
		1,838,907
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	11,300	414,597
Verizon Communications, Inc.	15,550	764,282
		1,178,879
INTERNET SOFTWARE & SERVICES—1.7%
Google, Inc., Cl. A*	700	555,821

INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	18,050	396,739

IT CONSULTING & OTHER SERVICES—3.8%
Accenture Ltd.	6,450	490,007
International Business Machines Corp.	3,500	746,549
		1,236,556
LEISURE FACILITIES—0.9%
Six Flags Entertainment Corp.	4,000	289,920

MANAGED HEALTH CARE—1.2%
UnitedHealth Group, Inc.	6,950	397,610

MOVIES & ENTERTAINMENT—1.5%
Viacom, Inc., Cl. B	8,150	501,796

OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	7,000	282,870

OIL & GAS EXPLORATION & PRODUCTION—1.4%
ConocoPhillips	7,400	444,740

OIL & GAS REFINING & MARKETING—0.6%
Tesoro Corp.	3,550	207,853

OIL, GAS & CONSUMABLE FUELS—0.5%
Williams Cos., Inc., /The	4,650	174,189

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
JPMorgan Chase & Co.	14,050	666,813

PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.	3,472	178,912

PAPER PRODUCTS—1.4%
International Paper Co.	9,600	447,168

PHARMACEUTICALS—8.9%
Bristol-Myers Squibb Co.	18,650	768,194
Eli Lilly & Co.	4,700	266,913
Johnson & Johnson	10,900	888,676
Pfizer, Inc.	26,900	776,334
Roche Holding AG #	4,300	251,980
		2,952,097
RAILROADS—1.6%
CSX Corp.	20,650	508,610

RESTAURANTS—2.2%
Darden Restaurants, Inc.	4,000	206,720

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
McDonald’s Corp.	5,000	$498,450
		705,170
SECURITY & ALARM SERVICES—0.6%
Tyco International Ltd.	6,450	206,400

SEMICONDUCTOR EQUIPMENT—0.6%
Kla-Tencor Corp.	3,450	181,953

SEMICONDUCTORS—1.8%
Intel Corp.	14,800	323,380
Xilinx, Inc.	7,150	272,916
		596,296
SOFT DRINKS—4.3%
Coca-Cola Co., /The	15,550	628,842
PepsiCo, Inc.	9,850	779,233
		1,408,075
SPECIALIZED FINANCE—1.3%
CME Group, Inc.	6,980	428,502

SPECIALTY CHEMICALS—0.5%
Rockwood Holdings, Inc.	2,500	163,600

SPECIALTY STORES—1.1%
L Brands, Inc.	3,400	151,844
Tiffany & Co.	2,850	198,189
		350,033
SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	15,500	443,455

TOBACCO—3.5%
Altria Group, Inc.	14,650	503,814
Philip Morris International, Inc.	6,950	644,334
		1,148,148
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group PLC#	5,550	157,676

TOTAL COMMON STOCKS
(Cost $24,924,638)		30,310,139

MASTER LIMITED PARTNERSHIP —1.4%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Carlyle Group LP, /The	6,250	189,063
KKR & Co., LP	13,500	260,820
		449,883
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $368,618)		449,883

REAL ESTATE INVESTMENT TRUST—3.7%
MORTGAGE—0.5%
Two Harbors Investment Corp.	12,000	151,320

RESIDENTIAL—0.0%
Silver Bay Realty Trust Corp.	588	12,172

RETAIL—0.9%
Simon Property Group, Inc.	1,950	309,192

SPECIALIZED—2.3%
Health Care REIT, Inc.	5,000	339,550

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
Plum Creek Timber Co., Inc.	7,850	$409,770
		749,320
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,059,396)		1,222,004

Total Investments (Cost $26,352,652)(a)	97.7%	31,982,026
Other Assets in Excess of Liabilities	2.3	759,256

NET ASSETS	100.0%	$32,741,282

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,352,652, amounted to $5,629,374 which consisted of aggregate gross unrealized appreciation of $6,008,054 and aggregate gross unrealized depreciation of $378,680.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2013

	SHARES	VALUE
COMMON STOCKS—55.9%
AEROSPACE & DEFENSE—2.3%
Boeing Co., /The	7,500	$643,875
General Dynamics Corp.	8,400	592,284
Honeywell International, Inc.	12,600	949,410
		2,185,569
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	4,800	412,320

AIRLINES—0.3%
Copa Holdings SA	2,500	299,025

ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Ameriprise Financial, Inc.	5,100	375,615
BlackRock, Inc.	2,400	616,512
		992,127
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC	12,400	550,560

BIOTECHNOLOGY—0.5%
Amgen, Inc.	4,400	451,044

CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	14,200	596,542
Time Warner Cable, Inc.	4,500	432,270
		1,028,812
COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems, Inc.	33,900	708,849
Corning, Inc.	23,000	306,590
QUALCOMM, Inc.	16,100	1,077,895
		2,093,334
COMPUTER HARDWARE—2.2%
Apple, Inc.	4,600	2,036,098

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Volvo AB#	18,900	275,562

CONSUMER FINANCE—0.4%
American Express Co.	6,200	418,252

DIVERSIFIED BANKS—1.1%
Wells Fargo & Co.	27,400	1,013,526

DIVERSIFIED CHEMICALS—0.3%
Dow Chemical Co., /The	9,100	289,744

DRUG RETAIL—0.6%
CVS Caremark Corp.	11,000	604,890

ELECTRIC UTILITIES—0.7%
Southern Co., /The	13,900	652,188

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC	10,400	637,000

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	4,300	454,209
Mosaic Co., /The	4,700	280,167
		734,376
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	5,700	336,357

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	10,300	705,035

HOME IMPROVEMENT RETAIL—0.9%
Home Depot, Inc., /The	12,700	886,206

HOTELS RESORTS & CRUISE LINES—0.3%
Wyndham Worldwide Corporation	4,900	315,952

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	17,700	1,363,962

HYPERMARKETS & SUPER CENTERS—1.1%
Costco Wholesale Corp.	2,800	297,108

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HYPERMARKETS & SUPER CENTERS—(CONT.)
Wal-Mart Stores, Inc.	9,600	$718,368
		1,015,476
INDUSTRIAL CONGLOMERATES—1.5%
General Electric Co.	60,300	1,394,136

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	5,700	496,584

INTEGRATED OIL & GAS—3.5%
Exxon Mobil Corp.	21,700	1,955,387
Royal Dutch Shell PLC #	20,000	1,303,200
		3,258,587
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	19,900	730,131
Verizon Communications, Inc.	26,900	1,322,135
		2,052,266
INTERNET SOFTWARE & SERVICES—1.1%
Google, Inc., Cl. A*	1,300	1,032,239

INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	22,400	492,352

IT CONSULTING & OTHER SERVICES—2.5%
Accenture Ltd.	11,500	873,655
International Business Machines Corp.	7,200	1,535,760
		2,409,415
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	7,200	521,856

MANAGED HEALTH CARE—0.6%
UnitedHealth Group, Inc.	10,600	606,426

MOVIES & ENTERTAINMENT—0.9%
Viacom, Inc., Cl. B	14,200	874,294

OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	13,800	557,658

OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips	13,200	793,320

OIL & GAS REFINING & MARKETING—0.3%
Tesoro Corp.	5,500	322,025

OIL, GAS & CONSUMABLE FUELS—0.3%
Williams Cos., Inc., /The	8,400	314,664

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
JPMorgan Chase & Co.	24,700	1,172,262

PACKAGED FOODS & MEATS—0.3%
Kraft Foods Group, Inc.	6,000	309,180

PAPER PRODUCTS—0.8%
International Paper Co.	17,200	801,176

PHARMACEUTICALS—5.9%
Bristol-Myers Squibb Co.	33,400	1,375,746
Eli Lilly & Co.	13,000	738,270
Johnson & Johnson	19,400	1,581,681
Pfizer, Inc.	48,020	1,385,857
Roche Holding AG #	7,400	433,640
		5,515,194
RAILROADS—1.0%
CSX Corp.	37,000	911,310

RESTAURANTS—1.3%
Darden Restaurants, Inc.	6,800	351,424
McDonald’s Corp.	9,100	907,179
		1,258,603
SECURITY & ALARM SERVICES—0.4%
Tyco International Ltd.	10,800	345,600

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—0.4%
Kla-Tencor Corp.	6,300	$332,262

SEMICONDUCTORS—0.6%
Intel Corp.	26,300	574,655

SOFT DRINKS—2.8%
Coca-Cola Co., /The	28,300	1,144,452
PepsiCo, Inc.	17,500	1,384,425
		2,528,877
SPECIALIZED FINANCE—0.6%
CME Group, Inc.	9,600	589,344

SPECIALTY CHEMICALS—0.5%
Rockwood Holdings, Inc.	7,800	510,432

SPECIALTY STORES—0.7%
L Brands, Inc.	6,500	290,290
Tiffany & Co.	5,100	354,654
		644,944
SYSTEMS SOFTWARE—0.8%
Microsoft Corp.	26,800	766,748

TOBACCO—2.1%
Altria Group, Inc.	25,900	890,701
Philip Morris International, Inc.	12,300	1,140,333
		2,031,034
WIRELESS TELECOMMUNICATION SERVICES—0.3%
Vodafone Group PLC#	10,300	292,623

TOTAL COMMON STOCKS
(Cost $49,892,252)		53,007,481

MASTER LIMITED PARTNERSHIP —0.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Carlyle Group LP, /The	11,300	341,825
KKR & Co., LP	25,500	492,660
		834,485
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $729,910)		834,485

REAL ESTATE INVESTMENT TRUST—2.8%
MORTGAGE—0.3%
Two Harbors Investment Corp.	21,400	269,854

RESIDENTIAL—0.7%
American Homes 4 Rent *(a)	35,700	615,825
Silver Bay Realty Trust Corp.	1,049	21,706
		637,531
RETAIL—0.4%
Simon Property Group, Inc.	2,600	412,256

SPECIALIZED—1.4%
Health Care REIT, Inc.	8,900	604,399
Plum Creek Timber Co., Inc.	13,100	683,820
		1,288,219
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,431,501)		2,607,860

	PRINCIPAL AMOUNT
CORPORATE BONDS—30.7%
AGRICULTURAL PRODUCTS—1.3%
Cargill, Inc., 6.00%, 11/27/17(a)	1,000,000	1,192,926

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc., 5.50%, 2/22/16	1,250,000	1,421,546

COMPUTER HARDWARE—3.9%
Dell, Inc., 3.10%, 4/1/16	1,750,000	1,763,522

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
COMPUTER HARDWARE—(CONT.)
Hewlett-Packard Co., 4.38%, 9/15/21	$2,000,000	$2,042,635
		3,806,157
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,781,493

DIVERSIFIED BANKS—2.5%
Wachovia Corp., 5.75%, 2/1/18	2,000,000	2,383,066

HEALTH CARE EQUIPMENT—2.5%
Baxter International, Inc., 5.90%, 9/1/16	2,000,000	2,327,898

INDUSTRIAL CONGLOMERATES—2.6%
General Electric Capital Corp., 6.00%, 8/7/19	2,000,000	2,431,418

INTEGRATED OIL & GAS—2.5%
Total Capital SA, 4.45%, 6/24/20	2,000,000	2,320,158

INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc., 2.50%, 8/15/15	2,000,000	2,078,536
Verizon Communications, Inc., 2.00%, 11/1/16	1,300,000	1,342,832
		3,421,368
INVESTMENT BANKING & BROKERAGE—2.5%
Goldman Sachs Group, Inc., /The, 5.95%, 1/18/18	2,000,000	2,334,280

IT CONSULTING & OTHER SERVICES—1.7%
International Business Machines Corp., 1.95%, 7/22/16	1,525,000	1,583,109

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 3.45%, 3/1/16	2,000,000	2,127,812

PACKAGED FOODS & MEATS—2.0%
Campbell Soup Co., 2.50%, 8/2/22	2,000,000	1,907,448

TOTAL CORPORATE BONDS
(Cost $28,896,604)		29,038,679

U.S. TREASURY OBLIGATIONS —6.6%
1.50%, 12/31/13	1,000,000	1,010,235
4.75%, 5/15/14	2,052,000	2,157,085
4.25%, 11/15/14	1,900,000	2,023,947
4.50%, 2/15/16	940,000	1,051,698

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,137,661)		6,242,965

Total Investments
(Cost $88,087,928)(b)	96.9%	91,731,470
Other Assets in Excess of Liabilities	3.1	2,896,318

NET ASSETS	100.0%	$94,627,788

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.9% of the net assets of the Fund.

(b)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $88,087,928, amounted to $3,643,542 which consisted of aggregate gross unrealized appreciation of $4,474,860 and aggregate gross unrealized depreciation of $831,318.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.  Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2013, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$70,342,289	$70,342,289	—	—
Consumer Staples	35,109,775	35,109,775	—	—
Energy	20,961,023	20,961,023	—	—
Financials	23,754,294	23,754,294	—	—
Health Care	51,388,211	51,388,211	—	—
Industrials	48,839,695	48,839,695	—	—
Information Technology	104,784,074	104,784,074	—	—
Materials	13,571,925	13,571,925	—	—
Telecommunication Services	7,001,315	7,001,315	—	—
TOTAL COMMON STOCKS	$375,752,601	$375,752,601	—	—
MASTER LIMITED PARTNERSHIP
Financials	$2,546,941	$2,546,941	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$7,647,920	$5,618,889	$2,029,031	—
TOTAL INVESTMENTS IN SECURITIES	$385,947,462	$383,918,431	$2,029,031	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$58,493,350	$56,920,754	$1,572,596	—
Consumer Staples	12,218,001	12,218,001	—	—
Energy	19,433,473	19,433,473	—	—
Financials	9,855,425	9,855,425	—	—
Health Care	45,300,973	45,300,973	—	—
Industrials	25,661,048	25,661,048	—	—
Information Technology	88,471,018	88,471,018	—	—
Materials	14,968,209	14,968,209	—	—
Telecommunication Services	2,888,002	2,888,002	—	—
TOTAL COMMON STOCKS	$277,289,499	$275,716,903	$1,572,596	—
MASTER LIMITED PARTNERSHIP
Financials	$2,443,980	$2,443,980	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$4,185,688	$4,185,688	—	—
TOTAL INVESTMENTS IN SECURITIES	$283,919,167	$282,346,571	$1,572,596	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$36,529,648	$35,885,663	$643,985	—
Consumer Staples	7,795,227	7,795,227	—	—
Energy	8,528,017	8,528,017	—	—
Financials	9,058,071	9,058,071	—	—
Health Care	19,412,001	19,412,001	—	—
Industrials	23,895,158	23,895,158	—	—
Information Technology	25,595,083	25,595,083	—	—
Materials	8,946,585	8,946,585	—	—
Telecommunication Services	1,110,879	1,110,879	—	—
TOTAL COMMON STOCKS	$140,870,669	$140,226,684	$643,985	—
MASTER LIMITED PARTNERSHIP
Financials	$1,112,832	$1,112,832	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$2,940,225	$1,427,400	$1,512,825	—
PURCHASED OPTIONS
Energy	$10,530	$10,010	$520	—
TOTAL INVESTMENTS IN SECURITIES	$144,934,256	$142,776,926	$2,157,330	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$241,813	$120,497	$121,316	—
TOTAL OPTIONS WRITTEN	$241,813	$120,497	$121,316	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$13,383,007	$13,383,007	—	—
Consumer Staples	2,462,244	2,462,244	—	—
Energy	3,475,398	3,475,398	—	—
Financials	3,879,048	3,879,048	—	—
Health Care	12,271,008	12,271,008	—	—
Industrials	11,882,023	11,882,023	—	—
Information Technology	13,769,935	13,769,935	—	—
Materials	4,699,710	4,699,710	—	—
Telecommunication Services	1,199,206	1,199,206	—	—
TOTAL COMMON STOCKS	$67,021,579	$67,021,579	—	—
MASTER LIMITED PARTNERSHIP
Financials	$540,944	$540,944	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$2,759,760	$2,759,760	—	—
TOTAL INVESTMENTS IN SECURITIES	$70,322,283	$70,322,283	—	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$81,418,734	$81,418,734	—	—
Consumer Staples	16,367,769	16,367,769	—	—
Energy	28,778,152	28,778,152	—	—
Financials	15,951,618	15,951,618	—	—
Health Care	89,686,166	89,686,166	—	—
Industrials	85,676,772	85,676,772	—	—
Information Technology	104,209,552	104,209,552	—	—
Materials	23,712,311	23,712,311	—	—
Telecommunication Services	3,901,920	3,901,920	—	—
TOTAL COMMON STOCKS	$449,702,994	$449,702,994	—	—
MASTER LIMITED PARTNERSHIP
Financials	$3,478,400	$3,478,400	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$17,193,193	$14,733,343	$2,459,850	—
TOTAL INVESTMENTS IN SECURITIES	$470,374,587	$467,914,737	$2,459,850	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,633,831	$3,633,831	—	—
Consumer Staples	4,427,345	4,427,345	—	—
Energy	2,948,560	2,948,560	—	—
Financials	2,948,091	2,948,091	—	—
Health Care	4,019,229	4,019,229	—	—
Industrials	3,649,615	3,649,615	—	—
Information Technology	5,295,788	5,295,788	—	—
Materials	1,694,533	1,694,533	—	—
Telecommunication Services	1,336,555	1,336,555	—	—
Utilities	356,592	356,592	—	—
TOTAL COMMON STOCKS	$30,310,139	$30,310,139	—	—
MASTER LIMITED PARTNERSHIP
Financials	$449,883	$449,883	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$1,222,004	$1,222,004	—	—
TOTAL INVESTMENTS IN SECURITIES	$31,982,026	$31,982,026	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,122,619	$7,122,619	—	—
Consumer Staples	7,853,419	7,853,419	—	—
Energy	5,246,254	5,246,254	—	—
Financials	4,677,863	4,677,863	—	—
Health Care	6,572,665	6,572,665	—	—
Industrials	6,460,522	6,460,522	—	—
Information Technology	9,244,751	9,244,751	—	—
Materials	2,832,312	2,832,312	—	—
Telecommunication Services	2,344,889	2,344,889	—	—
Utilities	652,188	652,188	—	—
TOTAL COMMON STOCKS	$53,007,482	$53,007,482	—	—
MASTER LIMITED PARTNERSHIP
Financials	$834,485	$834,485	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$2,607,860	$1,992,035	$615,825	—
CORPORATE BONDS
Consumer Staples	$3,100,374	—	$3,100,374	—
Energy	2,320,158	—	2,320,158	—
Financials	6,845,159	—	6,845,159	—
Health Care	2,327,898	—	2,327,898	—
Industrials	4,212,911	—	4,212,911	—
Information Technology	6,810,811	—	6,810,811	—
Telecommunication Services	3,421,368	—	3,421,368	—
TOTAL CORPORATE BONDS	$29,038,679	—	$29,038,679	—
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Notes	$6,242,965	—	$6,242,965	—
TOTAL INVESTMENTS IN SECURITIES	$91,731,471	$55,834,002	$35,897,469	—

On March 31, 2013 there were no transfers of securities between Level 1 and Level 2.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$2,952,427	$2,952,427	—	—
Alger Large Cap Growth Portfolio	716,507	716,507	—	—
Alger Mid Cap Growth Portfolio	3,560,073	3,560,073	—	—
Alger SMid Cap Growth Portfolio	2,070,054	2,070,054	—	—
Alger Small Cap Growth Portfolio	19,303,938	19,303,938	—	—
Alger Growth & Income Portfolio	815,443	815,443	—	—
Alger Balanced Portfolio	2,829,109	2,829,109	—	—
Total	$32,247,551	$32,247,551	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the year ended December, 31 2012, written equity and index put options were used in accordance with this objective.

The fair values of derivative instruments as of March 31, 2013 are as follows:

Alger Mid Cap Growth Portfolio

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$10,010		—
Purchased Call Options	Investments in securities, at value	520		—
Written Put Options	—	—	Written options outstanding, at value	$145,353
Written Call Options	—	—	Written options outstanding, at value	96,460
Total	—	$10,530		$241,813

For the three months ended March 31, 2013, the Alger Mid Cap Growth Portfolio had option purchases of $552,580 and option sales of $856,041. The effect of derivative instruments on the statement of operations for the three months ended March 31, 2013 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Put Options	$(6,710)
Written Call Options	(142,458)
Written Put Options	393,016
Total	$243,848

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(3,613)
Written Options	20,303
Total	$16,690

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/ Hal Liebes

Hal Liebes

President

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Hal Liebes

Hal Liebes

President

Date: May 17, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 17, 2013